Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term	4 years 6 months	5 years 8 months 12 days
Operating lease, weighted average discount rate, percent	4.90%	4.60%
Right of use assets obtained during period	$ 3.1	$ 7.2
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	2 years
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	10 years